Fair Value Measurements on a Recurring Basis (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
June 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account — U.S. Treasury Securities	$232,305,815	$—	$—	$232,305,815

Liabilities:
Warrant liability	$12,343,333	$268,332	$—	$12,611,665

December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account — U.S. Treasury Securities	$230,000,819	$—	$—	$230,000,819

Liabilities:
Warrant liability	$—	$—	$12,061,764	$12,061,764

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account U.S. Treasury Securities	$230,000,819	$—	$—	$230,000,819

Liabilities:
Warrant liability	$—	$—	$12,061,764	$12,061,764

Schedule of fair value measurement of the warrant

December 31, 2020
Risk-free interest rate	0.5%
Expected term (years)	5
Expected volatility	17.5%
Exercise price	$11.50
Stock price	$10.73
Dividend yield	0.0%

	November 17, 2020 (Initial Measurement)	December 31, 2020
Risk-free interest rate	0.5%	0.5%
Expected term (years)	5	5
Expected volatility	17.5%	17.5%
Exercise price	$11.50	$11.50
Stock price	$10.00	$10.73
Dividend yield	0.0%	0.0%

Schedule of changes in the fair value of warrant liabilities

	Private Placement	Public	Warrant Liability
Fair value as of December 31, 2020	$256,632	$11,805,132	$12,061,764
Change in valuation inputs or other assumptions (1)	(21,633)	(995,134)	(1,016,767)

Fair Value as at March 31, 2021	234,999	10,809,998	11,044,997
Change in valuation inputs or other assumptions (1)	33,333	1,533,335	1,566,668

Fair value as of June 30, 2021 (2)	$268,332	$12,343,333	$12,611,665

	Private Placement	Public	Warrant Liability
Fair value as of January 1, 2020	$—	$—	$—
Initial measurement on November 17, 2020	198,549	9,133,299	9,331,848
Change in valuation inputs or other assumptions (1)	58,083	2,671,833	2,729,916

Fair value as of December 31, 2020	$256,632	$11,805,132	$12,061,764

(1)	Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the statement of operations.